Income taxes (Details 1) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
The reconciliation between the (provision for) benefit from income taxes shown in the consolidated statements of operations, based on the effective tax rate, and expense based on the Dutch tax rate
Income (loss) before income taxes	€ 1,648,635	[1]	€ 1,242,523		€ (171,550)
Income (loss) from operations before income taxes (in percentage)	100.00%		100.00%		100.00%
Income tax (provision) benefit based on the Company's domestic rate	(412,159)		(316,843)		43,745
Income tax (provision) benefit based on the Company's domestic rate (in percentage)	25.00%		25.50%		25.50%
Effects of tax rates in foreign jurisdictions	39,797		35,865		18,482
Effects of tax rates in foreign jurisdictions (in percentage)	(2.40%)		(2.90%)		10.80%
Adjustments in respect of changes in the applicable tax rate	0	[2]	(569)	[2]	0	[2]
Adjustments in respect of changes in the applicable tax rate (in percentage)	0.00%	[2]	0.10%	[2]	0.00%	[2]
Adjustment in respect of tax incentives	180,096		66,881		0
Adjustment in respect of tax incentives (in percentage)	(10.90%)		(5.40%)		0.00%
Adjustment in respect of prior years' current taxes	9,097		25,648		(36,267)
Adjustment in respect of prior years' current taxes ( in percentage)	(0.60%)		(2.10%)		(21.20%)
Other credits and non-taxable items	1,494		(31,685)		(5,335)
Other credits and non-taxable items (in percentage)	(0.10%)		2.60%		(3.10%)
(Provision for) benefit from income taxes shown in the consolidated statements of operations	€ (181,675)	[1]	€ (220,703)		€ 20,625
(Provision for) benefit from income taxes shown in the consolidated statements of operations (in percentage)	11.00%		17.80%		12.00%

[1]	As of January 1, 2011, ASML adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 of the consolidated financial statements.
[2]	At the end of 2010, the Dutch government enacted a tax rate reduction from 25.5 percent in 2010 to 25.0 percent in 2011.